SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2018, 2017, and 2016.

(US$ Millions)	Total revenue(1)			FFO
Years ended Dec. 31,	2018	2017	2016	2018	2017	2016
Core Office	$2,105	$2,147	$2,203	$520	$534	$620
Core Retail(2)	584	—	—	552	486	429
LP Investments	4,544	3,986	3,149	228	281	303
Corporate	6	2	—	(434)	(428)	(457)
Total	$7,239	$6,135	$5,352	$866	$873	$895

(1)
The partnership adopted IFRS 15 in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(2)
The current year represents revenue from Core Retail subsequent to the acquisition of GGP on August 28, 2018, when the partnership started consolidating Core Retail’s results. See Note 4, Acquisition of GGP Inc. for further information. The prior periods presented represent the partnership’s equity accounted interest in GGP prior to the acquisition, 34% as of December 31, 2017 and 29% as of December 31, 2016.

The following summary presents the detail of total revenue under IFRS 15 from the partnership’s operating segments for the year ended December 31, 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2018
Core Office	$1,604	$358	$17	$126	$2,105
Core Retail	400	111	—	73	584
LP Investments	2,233	337	1,896	78	4,544
Corporate	—	—	—	6	6
Total	$4,237	$806	$1,913	$283	$7,239

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2018 and 2017:

	Total assets		Total liabilities
(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Core Office	$34,095	$33,795	$15,033	$16,791
Core Retail	29,658	8,844	13,749	—
LP Investments	58,610	41,471	41,604	26,630
Corporate	157	237	5,394	5,802
Total	$122,520	$84,347	$75,780	$49,223

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2018, 2017, and 2016:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
FFO(1)	$866	$873	$895
Depreciation and amortization of real estate assets	(264)	(244)	(212)
Fair value gains, net	2,466	1,254	692
Share of equity accounted income - non-FFO	114	82	139
Income tax benefit (expense)	(81)	(192)	575
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,123)	(1,398)	(296)
Net income attributable to unitholders(2)	1,978	375	1,793
Non-controlling interests of others in operating subsidiaries and properties	1,676	2,093	924
Net income	$3,654	$2,468	$2,717

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

Summary of financial information by geographic regions
The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2018	2017	2016	2018	2017
United States	$4,914	$4,127	$3,589	$84,648	$52,009
Canada	563	462	413	4,535	4,892
Australia	240	227	231	3,631	3,986
Europe	944	829	801	14,051	11,556
Brazil	113	134	165	1,901	2,037
China	7	1	2	389	522
India	247	161	130	3,142	2,362
South Korea	211	194	21	2,986	2,948
United Arab Emirates	—	—	—	123	123
Total	$7,239	$6,135	$5,352	$115,406	$80,435